Note 13 - Earnings (Loss) Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted Average Number Diluted Shares Outstanding Adjustment, Total (in shares)	16,500	0	0
Unvested Incentive Award Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)		53,303	23,284
Series B Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)		8,365	8,000